OTHER LIABILITIES (Details) (USD $)	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Bank overdraft facilities	$ 188,442	[1]	$ 254,251	[2]	$ 255,607	[2]
Term facility	0	[3]	112,950	[3]	112,950	[3]
Term facility	169,317	[4]	180,445	[5]	225,371	[5]
Short-term Debt	357,759		547,646		593,928
Other current liabilities	235,902		361,586		330,607
Other liabilities	$ 121,857		$ 186,060		$ 263,321

[1]	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of March 31, 2013 is 11%. The facilities are reviewed annually and are payable on demand. Concurrently with the January 31, 2013 mentioned in (2) below, the Company was released from a facility totaling $56,529, and a $56,529 gain on settlement of debt was recognized in the first quarter of 2013.
[2]	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of December 31, 2012 is 11%. The facilities are reviewed annually and are payable on demand. Concurrently with the January 31, 2013 mentioned in (2) below, the Company was released from a facility totaling $56,528, and a $56,528 gain on settlement of debt will be recognized in the first quarter of 2013.
[3]	Term facility is payable on demand and the facility is secured by certain assets of one of the Company's shareholders. After ongoing negotiations between the bank and the Company, on January 31, 2013, $98,579 was paid in full satisfaction of the facility, resulting in a gain on settlement of debt of $14,371 which will be recognized in the first quarter of 2013.
[4]	The monthly payments of principal and interests of the term facility total approximately $5,000 and have been made for the period from October 1, 2011 through March 2013. The interest rate at March 31, 2013 is 10.3%.
[5]	The monthly payments of principal and interests of the term facility total approximately $5,000 and have been made for the period from October 1, 2011 through December 2012. The interest rate at December 31, 2012 is 10.3%.